Consolidated statements of stockholders' deficit - USD ($)	Common Stock	Additional Paid-in Capital	AOCI Including Portion Attributable to Noncontrolling Interest	Retained Earnings	Total
Equity Balance at Dec. 31, 2019	$ 2,358,954	$ 9,527	$ (50,653)	$ (3,276,861)	$ (959,033)
Equity Balance, Shares at Dec. 31, 2019	14,522,727
Net loss for the year	$ 0	0	0	10,046	10,046
Unrealized gain (loss) on marketable securities	0	0	(15,518)	0	(15,518)
Unrealized foreign exchange transaction gain (loss)	0	0	(5,619)	0	(5,619)
Equity Balance at Dec. 31, 2020	$ 2,358,954	9,527	(71,790)	(3,266,815)	(970,124)
Equity Balance, Shares at Dec. 31, 2020	14,522,727
Net loss for the year	$ 0	0	0	559,039	559,039
Unrealized gain (loss) on marketable securities	0	0	324,442	0	324,442
Unrealized foreign exchange transaction gain (loss)	0	0	197	0	197
Equity Balance at Dec. 31, 2021	$ 2,358,954	$ 9,527	$ 252,849	$ (2,707,776)	$ (86,446)
Equity Balance, Shares at Dec. 31, 2021	14,522,727